Business Segments - Schedule of Reportable Segments (Details) - Operating Segments [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Capital Markets segment:
Total revenues	$ 277,871	$ 175,364	$ 689,236	$ 567,839	$ 91,236	$ 48,356
Direct cost of services					(42,150)	(30,072)
Cost of goods sold					(1,962)	(353)
Revenues – Sale of goods	277,871	175,364	689,236	567,839	91,236	48,356
Employee compensation and benefits					(22,491)	(11,252)
Professional services					(2,950)	(2,433)
Occupancy-related costs					(10,085)	(3,723)
Other selling, general and administrative expenses					(13,208)	(6,300)
Depreciation and amortization					(5,989)	(3,971)
Segment (loss) income	78,598	(61,926)	66,067	(269,708)	(420,783)	154,955
Interest expense:
Interest expense					(133,308)	(156,240)
Capital Markets segment:
Capital Markets segment:
Total revenues	116,219	(24,690)	188,933	(49,513)	(68,281)	571,002
Revenues – Sale of goods	116,219	(24,690)	188,933	(49,513)	(68,281)	571,002
Employee compensation and benefits	39,554	18,397	91,600	92,134	(123,520)	(154,514)
Professional services	1,192	1,225	5,100	3,280	(4,012)	(18,967)
Occupancy-related costs	1,601	2,061	5,392	6,101	(8,189)	(9,242)
Other selling, general and administrative expenses	10,525	8,770	35,860	31,968	(42,823)	(42,270)
Interest expense – Securities lending and loan participations sold	2,094	6,359	4,781	65,055	(66,128)	(145,435)
Depreciation and amortization	555	817	1,938	2,333	(3,155)	(3,998)
Impairment of tradenames						(1,733)
Segment (loss) income	60,698	(62,319)	44,262	(250,384)	(316,108)	194,843
Interest expense:
Interest expense					(633)	(14,986)
Wealth Management
Capital Markets segment:
Total revenues	42,403	50,059	128,302	152,714	200,746	198,245
Revenues – Sale of goods	42,403	50,059	128,302	152,714	200,746	198,245
Employee compensation and benefits	30,995	40,546	94,164	120,269	(156,715)	(152,309)
Professional services	749	904	1,740	1,848	(2,814)	(3,127)
Occupancy-related costs	3,137	2,589	11,132	8,721	(11,464)	(13,935)
Other selling, general and administrative expenses	(65)	4,195	11,857	14,601	(19,146)	(21,408)
Restructuring charge						(61)
Depreciation and amortization	397	1,045	1,814	3,148	(4,177)	(4,308)
Segment (loss) income	7,190	780	7,595	4,127	6,430	3,097
Communications
Capital Markets segment:
Total revenues	60,366	67,559	187,043	229,134	295,024	337,689
Direct cost of services	27,914	36,253	90,112	131,346	(165,302)	(183,993)
Cost of goods sold	1,026	1,350	4,260	4,323	(6,088)	(7,848)
Revenues – Sale of goods	60,366	67,559	187,043	229,134	295,024	337,689
Employee compensation and benefits	6,913	7,828	21,013	25,667	(33,351)	(43,090)
Professional services	463	1,112	2,050	3,713	(5,022)	(3,743)
Occupancy-related costs	1,889	2,351	5,861	7,683	(9,919)	(11,629)
Other selling, general and administrative expenses	5,329	5,374	16,673	17,073	(24,244)	(25,180)
Restructuring charge		116		379	(379)	(1,540)
Depreciation and amortization	4,792	4,868	14,375	16,750	(21,548)	(25,941)
Segment (loss) income	12,040	8,307	32,699	22,200	29,171	34,725
Interest expense:
Interest expense					(9,288)	(11,573)
Consumer Products
Capital Markets segment:
Total revenues					202,597	233,202
Cost of goods sold					(152,625)	(164,635)
Revenues – Sale of goods					202,597	233,202
Employee compensation and benefits					(39,650)	(41,065)
Professional services					(8,544)	(10,020)
Occupancy-related costs					(6,518)	(6,606)
Other selling, general and administrative expenses					(6,812)	(9,538)
Restructuring charge					(1,143)	(530)
Depreciation and amortization					(7,991)	(9,918)
Impairment of goodwill and other intangible assets					(31,681)	(68,600)
Segment (loss) income					(52,367)	(77,710)
Interest expense:
Interest expense					(4,261)	(7,924)
E-Commerce
Capital Markets segment:
Total revenues					24,501
Direct cost of services					(6,449)
Cost of goods sold					(6,959)
Revenues – Sale of goods					24,501
Employee compensation and benefits					(10,732)
Professional services					(3,681)
Occupancy-related costs					(2,403)
Other selling, general and administrative expenses					(7,025)
Depreciation and amortization					(1,469)
Impairment of goodwill and other intangible assets					(73,692)
Segment (loss) income					(87,909)
Interest expense:
Interest expense					(1,056)
Corporate:
Capital Markets segment:
Total revenues					598
Revenues – Sale of goods					598
Employee compensation and benefits					(45,156)	(57,614)
Professional services					(32,200)	(16,136)
Occupancy-related costs					(8,036)	(7,659)
Other selling, general and administrative expenses					16,233	15,972
Depreciation and amortization					(604)	(749)
Segment (loss) income					(497,547)	79,021
Interest income					3,600	3,859
Dividend income					4,462	12,747
Realized and unrealized losses on investments					(263,686)	(162,053)
Change in fair value of financial instruments and other					4,777	(3,998)
Gain on bargain purchase						15,903
Income (loss) from equity method investments					31	(152)
Loss on extinguishment of debt					(18,725)	(5,409)
Interest expense:
Interest expense					(118,070)	(121,757)
Loss from continuing operations before income taxes					(900,396)	(216,322)
(Provision for) benefit from income taxes					(22,013)	39,115
Loss from continuing operations					(922,409)	(177,207)
Income from discontinued operations, net of income taxes					147,470	71,576
Net loss					(774,939)	(105,631)
Net (loss) income attributable to noncontrolling interests and redeemable noncontrolling interests					(10,665)	(5,721)
Net loss attributable to Registrant					(764,274)	(99,910)
Preferred stock dividends					8,060	8,057
Net loss available to common shareholders					(772,334)	(107,967)
Services and fees
Capital Markets segment:
Total revenues					89,449	47,992
Revenues – Sale of goods					89,449	47,992
Services and fees | Capital Markets segment:
Capital Markets segment:
Total revenues	65,352	30,437	129,652	141,026	192,499	249,036
Revenues – Sale of goods	65,352	30,437	129,652	141,026	192,499	249,036
Services and fees | Wealth Management
Capital Markets segment:
Total revenues	34,342	49,389	114,429	150,153	197,468	193,487
Revenues – Sale of goods	34,342	49,389	114,429	150,153	197,468	193,487
Services and fees | Communications
Capital Markets segment:
Total revenues	59,363	66,241	183,268	225,055	289,435	330,952
Revenues – Sale of goods	59,363	66,241	183,268	225,055	289,435	330,952
Services and fees | E-Commerce
Capital Markets segment:
Total revenues					13,855
Revenues – Sale of goods					13,855
Trading (loss) income | Capital Markets segment:
Capital Markets segment:
Total revenues	44,951	(1,908)	50,648	(52,787)	(60,285)	16,845
Revenues – Sale of goods	44,951	(1,908)	50,648	(52,787)	(60,285)	16,845
Trading (loss) income | Wealth Management
Capital Markets segment:
Total revenues	8,061	670	13,873	2,561	3,278	4,758
Revenues – Sale of goods	8,061	670	13,873	2,561	3,278	4,758
Fair value adjustments on loans [Member] | Capital Markets segment:
Capital Markets segment:
Total revenues					(325,498)	20,225
Revenues – Sale of goods					(325,498)	20,225
Interest income – loans [Member]
Capital Markets segment:
Total revenues	2,094	11,251	9,143	51,894
Revenues – Sale of goods	2,094	11,251	9,143	51,894
Interest income – loans [Member] | Capital Markets segment:
Capital Markets segment:
Total revenues	2,094	11,251	9,143	51,894	54,141	123,244
Revenues – Sale of goods	2,094	11,251	9,143	51,894	54,141	123,244
Interest income – loans [Member] | Wealth Management
Capital Markets segment:
Total revenues
Revenues – Sale of goods
Interest income – loans [Member] | Communications
Capital Markets segment:
Total revenues
Revenues – Sale of goods
Interest Income Securities Lending [Member]
Capital Markets segment:
Total revenues	2,523	7,007	5,487	69,614
Revenues – Sale of goods	2,523	7,007	5,487	69,614
Interest Income Securities Lending [Member] | Capital Markets segment:
Capital Markets segment:
Total revenues	2,523	7,007	5,487	69,614	70,862	161,652
Revenues – Sale of goods	2,523	7,007	5,487	69,614	70,862	161,652
Interest Income Securities Lending [Member] | Wealth Management
Capital Markets segment:
Total revenues
Revenues – Sale of goods
Interest Income Securities Lending [Member] | Communications
Capital Markets segment:
Total revenues
Revenues – Sale of goods
Sale of goods
Capital Markets segment:
Total revenues					1,787	364
Revenues – Sale of goods					1,787	364
Sale of goods | Communications
Capital Markets segment:
Total revenues	1,003	1,318	3,775	4,079	5,589	6,737
Revenues – Sale of goods	$ 1,003	$ 1,318	$ 3,775	$ 4,079	5,589	6,737
Sale of goods | E-Commerce
Capital Markets segment:
Total revenues					10,646
Revenues – Sale of goods					$ 10,646